Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated September 10, 2018

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2018, as supplemented August 31, 2018 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Long-Term U.S. Government Bond Portfolio – Portfolio Managers Update

Effective September 30, 2018, Josh Thimons will no longer serve as co-portfolio manager of the Long-Term U.S. Government Bond Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is replaced with the following:

“Portfolio Managers: Stephen Rodosky, joined PIMCO in 2001 and is a Managing Director in PIMCO’s Newport Beach office. He has managed the Portfolio since 2007.

Michael Cudzil, joined PIMCO in 2012 and is a Managing Director in PIMCO’s Newport Beach office. He has managed the Portfolio since February 2016.”

The following replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Long-Term U.S. Government Bond Portfolio”:

“Stephen Rodosky, is a Managing Director in PIMCO’s Newport Beach office and a portfolio manager covering Treasury bonds, agencies and futures. He is the lead portfolio manager for long duration strategies. Mr. Rodosky joined PIMCO in 2001.

Michael Cudzil, is a Managing Director in the Newport Beach office and a senior member of the liability driven investment portfolio management team. He has served as chair of the Americas Portfolio Committee, as a rotating member on the PIMCO Investment Committee and his portfolio expertise spans co-head of the agency MBS portfolio management team. Mr. Cudzil joined PIMCO in 2012. Prior to joining PIMCO, he worked as a Managing Director and head of pass-through trading at Nomura.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Long-Term U.S. Government Bond Portfolio

Supplement Dated September 10, 2018

to the

Summary Prospectus for the Long-Term U.S. Government Bond Portfolio Dated May 1, 2018

The following information supplements the Summary Prospectus for the Long-Term U.S. Government Bond Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2018 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Managers Update

Effective September 30, 2018, Josh Thimons will no longer serve as co-portfolio manager of the Long-Term U.S. Government Bond Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Prospectus under “PORTFOLIO MANAGEMENT” is replaced with the following:

“Portfolio Managers: Stephen Rodosky, joined PIMCO in 2001 and is a Managing Director in PIMCO’s Newport Beach office. He has managed the Portfolio since 2007.

Michael Cudzil, joined PIMCO in 2012 and is a Managing Director in PIMCO’s Newport Beach office. He has managed the Portfolio since February 2016.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Supplement Dated September 10, 2018 to the

Statement of Additional Information Dated May 1, 2018

This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2018, as supplemented July 13, 2018 and August 31, 2018. You should read this Supplement together with the SAI.

Portfolio Managers Update to Long-Term U.S. Government Bond Portfolio

Effective September 30, 2018 Josh Thimons will no longer serve as a co-portfolio manager for the Long-Term U.S. Government Bond Portfolio. All references to Mr. Thimons are hereby removed from the SAI as of such date.

Please retain this Supplement for future reference.